KEY MANAGEMENT PERSONNEL COMPENSATION - Summary of compensation of directors and other members (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
KEY MANAGEMENT PERSONNEL COMPENSATION
Salaries, social security and other benefits	$ 1,721,157	$ 1,905,440	$ 3,940,185
Share-based incentives	1,655,135	3,428,029
Total	$ 3,376,292	$ 5,333,469	$ 3,940,185